Property And Equipment And Capitalized Software Development (Tables)	12 Months Ended
Jun. 30, 2011
Property And Equipment And Capitalized Software Development [Abstract]
Schedule Of Property And Equipment

	June 30,
	2011	2010
Student computers	$61,185	$53,127
Computer software	24,427	10,443
Computer hardware	14,063	9,863
Leasehold improvements	5,948	2,734
Office equipment	3,314	943
Furniture and fixtures	2,138	1,106
Web site development costs	1,115	851

	112,190	79,067
Less accumulated depreciation and amortization	(65,565)	(54,807)

	$46,625	$24,260

Schedule Of Capitalized Software

	June 30,
	2011	2010
Capitalized software costs	$42,131	$25,256
Less accumulated depreciation and amortization	(17,745)	(8,803)

	$24,386	$16,453